SEGMENT DATA AND RELATED INFORMATION - 10K (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Segment Data and Related Information [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table is a comparative summary of the Company’s net sales and segment profit by reportable segment for the three and six months ended June 30, 2016 and 2015.

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016		2015
Segment Net Sales:
Consumer	$359.5	$354.7	$679.5		$679.0
Professional	123.3	123.4	238.4		237.6
Other	$6.1	$4.3	10.6		4.3
Total	$488.9	$482.4	$928.5		$920.9

Segment Profit:
Consumer	$81.0	$83.8	$139.4		$146.0
Professional	24.1	24.3	49.7		53.5
Other	$0.1	$0.2	(0.8)		0.2
Total	$105.2	$108.3	$188.3		$199.7

Reconciliation:
Segment Profit	$105.2	$108.3	$188.3		$199.7
Less:
Unallocated corporate expenses	16.2	15.8	30.4		30.5
Depreciation and amortization	26.3	25.2	52.2		50.8
Non-cash stock compensation expense	1.1	1.2	3.3		2.8
Non-Operating items:
Restructuring and related charges	0.5	(3.0)	1.8		(2.3)
Acquisition and integration costs	5.5	4.7	6.0		5.9
Deferred compensation related to CBB acquisition	0.9	0.7	1.8	—	0.7
Inventory purchase accounting adjustment, cost of sales	0.1	0.6	0.1		0.6
Operating Income	54.6	63.1	92.7		110.7
Less:
Interest Expense	20.9	20.5	41.9		40.5
Amortization of debt issuance costs	1.4	1.4	2.9		2.8
Foreign currency losses (gains), net	8.5	(7.9)	5.1		8.0
Miscellaneous, net	0.2	0.2	0.5		0.2
Income from continuing operations before income taxes	$23.6	$48.9	$42.3		$59.2
As of June 30, 2016, the Company had operations established in 23 countries outside of the U.S. and its products are sold throughout the world. Generally, net sales by geographic area are presented by attributing revenues from external customers on the basis of where the products are sold.

The following table is a comparative summary of the Company’s net sales and segment profit by reportable segment for each of 2015, 2014, and 2013. In the table below, certain prior period amounts have been reclassified to conform to the presentation for 2015.

	Twelve Months Ended December 31,
	2015	2014		2013
Segment Net Sales:
Consumer	$1,414.8	$1,438.3		$1,394.2
Professional	471.1	502.7		100.5
Other	$28.4	$—		$—
Total	$1,914.3	$1,941.0		$1,494.7

Segment Profit:
Consumer (a)	$360.2	$339.4		$342.3
Professional	103.9	104.8		5.1
Other	$1.4	$—		$—
Total	$465.5	$444.2		$347.4

Reconciliation:
Segment Profit	$465.5	$444.2		$347.4
Less:
Unallocated corporate expenses (a)	79.0	59.2		53.8
Depreciation and amortization	103.2	102.6	—	76.7
Non-cash stock compensation expense	5.1	5.5		0.2
Non-Operating items:
Restructuring and related charges	11.6	22.6		4.5
Acquisition and integration costs	8.0	6.4		25.4
Inventory purchase accounting adjustment, cost of sales	0.9	2.6		8.5
Pension Lump sum settlement	20.7	—		—
Goodwill impairment charge	9.7	—		—
Deferred Compensation related to CBB Acquisition	2.5	—		—
Gain from insurance proceeds related to Venezuela fire	—	—		(26.4)
Accrual for clean-up costs related to destroyed facility in Venezuela	—	—		7.6
Operating Income	224.8	245.3		197.1
Less:
Interest Expense	83.3	84.4		78.6
Amortization of debt issuance costs	5.7	5.5		3.5
Loss on early extinguishment of debt	—	2.0		29.7
Foreign currency losses (gains), net	15.7	25.0		3.7
Miscellaneous, net	0.4	1.2		1.0
Income from continuing operations before income taxes	$119.7	$127.2		$80.6
(a)
During the second quarter of 2015, the Company removed pension-related costs for its U.S. qualified defined benefit pension plans from the measurement of its operating segment results. As a result, $8.2 million and $4.9 million of pension-related costs were reclassified from the measurement of Consumer segment profit and included as a component of unallocated corporate expenses for 2014 and 2013, respectively.

Schedule of Net Sales and Long-Lived Assets by Geographic Area

	Three Months Ended June 30,				Six Months Ended June 30,
	2016		2015		2016		2015
Geographic area:
Net sales:
United States	$263.0	54%	$267.0	55%	$510.7	55%	$511.4	56%
Outside of the United States	225.9	46%	215.4	45%	417.8	45%	409.5	44%
	$488.9		$482.4		$928.5		$920.9

	June 30, 2016		December 31, 2015
Long-lived assets, net:
United States	$853.0	77%	$854.7	79%
Outside of the United States	258.8	23%	232.4	21%
	$1,111.8		$1,087.1

the tables below, certain prior year amounts have been reclassified to conform to the current period’s presentation.

	Year Ended December 31,
	2015		2014		2013
Geographic area:
Net sales:
United States	$1,043.7	55%	$1,021.9	53%	$832.8	56%
Outside of the United States	870.6	45%	919.1	47%	$661.9	44%
	$1,914.3		$1,941.0		$1,494.7

	December 31, 2015		December 31, 2014
Long-lived assets, net:
United States	$874.7	79%	$845.5	76%
Outside of the United States	232.4	21%	271.7	24%
	$1,107.1		$1,117.2

Schedule of Net Sales by Classes of Similar Products

	Three Months Ended June 30,				Six Months Ended June 30,
	2016		2015		2016		2015
Classes of similar products:
Net sales:
Color cosmetics	$263.4	54%	$266.0	55%	$487.7	52%	$505.5	55%
Hair care	134.7	27%	130.0	27%	266.8	29%	256.9	28%
Beauty care and fragrance	90.8	19%	86.4	18%	174.0	19%	158.5	17%
	$488.9		$482.4		$928.5		$920.9

	Year Ended December 31,
	2015		2014		2013
Classes of similar products:
Net sales:
Color cosmetics	$1,026.4	54%	$1,032.4	53%	$926.4	62%
Hair care	522.1	27%	545.0	28%	263.9	18%
Beauty care and fragrance	365.8	19%	363.6	19%	304.4	20%
	$1,914.3		$1,941.0		$1,494.7